UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended:  March 31, 2002

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco March 7, 2002

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:		$78,227

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3209 64240.000SH       SOLE                64240.000
COMPAQ COMPUTER CORP           COM              204493100     1601 153218.000SH      SOLE               153218.000
COMPUTER SCIENCES CORP         COM              205363104     3239 63825.000SH       SOLE                63825.000
CONCORD EFS INC                COM              206197105     5611 168740.000SH      SOLE               168740.000
ENRON CORP                     COM              293561106        7 38120.000SH       SOLE                38120.000
EXXON MOBIL CORP               COM              30231G102      309 7040.000 SH       SOLE                 7040.000
FOREST LABORATORIES INC        COM              345838106     5703 69810.000SH       SOLE                69810.000
GENERAL ELECTRIC               COM              369604103      520 13879.000SH       SOLE                13879.000
HERSHEY FOODS CORP             COM              427866108     4676 68225.000SH       SOLE                68225.000
HEWLETT PACKARD CO             COM              428236103      213 11889.000SH       SOLE                11889.000
IBM CORPORATION                COM              459200101      208 2000.000 SH       SOLE                 2000.000
INTEL CORP                     COM              458140100     3294 108329.000SH      SOLE               108329.000
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2662 42720.000SH       SOLE                42720.000
JOHNSON & JOHNSON              COM              478160104     3819 58800.000SH       SOLE                58800.000
LABORATORY CORP OF AMERICA     COM              50540r409     5211 54365.000SH       SOLE                54365.000
MEDTRONIC INC                  COM              585055106     3520 77850.000SH       SOLE                77850.000
MERCK & CO INC                 COM              589331107      207 3600.000 SH       SOLE                 3600.000
MICROSOFT CORP                 COM              594918104     3012 49940.000SH       SOLE                49940.000
NOBLE DRILLING CORP.           COM              655042109     3789 91550.000SH       SOLE                91550.000
PFIZER, INC                    COM              717081103      244 6145.000 SH       SOLE                 6145.000
PHILLIPS PETROLEUM CO          COM              718507106     3079 49025.000SH       SOLE                49025.000
QWEST COMMUNICATIONS INT'L     COM              749121109      990 120467.000SH      SOLE               120467.000
SUN MICROSYSTEMS INC           COM              866810104     1292 146450.000SH      SOLE               146450.000
SUNGARD DATA SYSTEMS           COM              867363103     7104 215465.000SH      SOLE               215465.000
TARGET CORP                    COM              87612E106     3561 82590.000SH       SOLE                82590.000
VALERO ENERGY CORP             COM              91913Y100     7218 145765.000SH      SOLE               145765.000
WELLS FARGO & COMPANY          COM              949746101      466 9435.000 SH       SOLE                 9435.000
WYETH                          COM              983024100     3206 48830.000SH       SOLE                48830.000
FIDELITY MAGELLAN                               316184100      255 2484.429 SH       SOLE                 2484.429